General (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Ownership of the Company’s Eight Directly Held Subsidiaries and One Jointly Controlled Entity Directly Held as of the Dates Indicated	The following table presents the ownership of the Company’s directly held subsidiaries, one jointly controlled entity directly, and one company over which the Company has significant influence, held as of the dates indicated (the list consists only of active companies):
	Percentage of ownership
	December 31,
	2024	2023
Matrix	48.21	48.21
Sapiens	43.51	43.63
Magic Software	46.71	46.71
Insync	90.09	90.09
Michpal	100.00	100.00
TSG(1)	42.71	50.00
Ofek	80.00	80.00
ZAP Group	100.00	100.00
Shamrad	100.00	100.00
Hashahar	51	-
Other associate(1)	21.45	-

(1)	TSG’s and other associate results of operations are reflected in the Company’s results of operations using the equity method of accounting.